FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS
Schedule of financial assets and financial liabilities

		Fair value
			accounted
		accounted	through other
	Amortized	through profit	comprehensive
As of December 31, 2018	cost	or loss	Income	Total
Assets
Cash and cash equivalents (1)	6,831	60	—	6,891
Investments	5,269	729	—	5,998
Trade receivables	17,476	—	—	17,476
Other receivables (2)	1,302	657	138	2,097
Total	30,878	1,446	138	32,462

Liabilities
Trade payables	23,424	—	—	23,424
Financial debt	79,312	—	—	79,312
Salaries and social security payables	6,294	—	—	6,294
Other liabilities and dividends payables (2)	348	—	—	348
Total	109,378	—	—	109,378

(1)	Includes 1,878 as of December 31, 2018, corresponding to Cash and banks, which were measured as financial assets at amortized cost by the Company.
(2)	Only includes financial assets and liabilities according to the scope of IFRS 7.

		Fair value
			accounted
		accounted	through other
	Amortized	through profit	comprehensive
As of December 31, 2017	cost	or loss	Income	Total
Assets
Cash and cash equivalents (1)	5,153	1,364	—	6,517
Investments	3	159	—	162
Trade receivables	2,588	—	—	2,588
Other receivables (2)	428	—	—	428
Total	8,172	1,523	—	9,695

Liabilities
Trade payables	5,737	—	—	5,737
Financial debt	16,009	—	—	16,009
Salaries and social security payables	2,585	—	—	2,585
Other liabilities (2)	6,026	—	—	6,026
Total	30,357	—	—	30,357

(1)	Includes 5,120 as of December 31, 2017, corresponding to Cash and banks, which were measured as financial assets at amortized cost by the Company.
(2)	Only includes financial assets and liabilities according to the scope of IFRS 7.

Schedule of gains and losses of financial instruments by category

Gains and losses by category – Year 2018

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	7,544	1,863
Financial liabilities at amortized cost	(41,540)	(6,307)
Financial assets at fair value through profit or loss	2,237	1,019
Financial liabilities at fair value through profit or loss	(229)	—
Total	(31,988)	(3,425)

Gains and losses by category – Year 2017

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	(285)	201
Financial liabilities at amortized cost	(1,229)	(2,185)
Financial assets at fair value through profit or loss	265	—
Total	(1,249)	(1,984)

Schedule of offsetting of financial assets and financial liabilities

	As of December 31, 2018
		Other		Other
	Trade	receivables	Trade	liabilities
	receivables	(1)	payables	(1)
Current and noncurrent assets (liabilities) - Gross value	18,729	2,128	(24,665)	(379)
Offsetting	(1,251)	(31)	1,251	31
Current and noncurrent assets (liabilities) – Booked value	17,478	2,097	(23,414)	(348)

(1)Includes financial assets and financial liabilities according to IFRS 7.